Schedule of Investments (unaudited)
June 30, 2021
BATS: Series V Portfolio
(Percentages shown are based on Net Assets)
Security		Par (000)	Value
Municipal Bonds
Alaska — 4.0%
Alaska Housing Finance Corp., Refunding RB, Series A, VRDN, 0.03%, 07/07/21(a)	USD	100	$ 100,000
California — 12.0%
Bay Area Toll Authority, Refunding RB, VRDN, 0.01%, 07/07/21(a)		100	100,000
Los Angeles Department of Water & Power Power System Revenue, Refunding RB, Sub-Series B-8, VRDN, 0.01%, 07/07/21(a)		100	100,000
San Diego Housing Authority, RB, VRDN, 0.04%, 07/07/21(a)		100	100,000
			300,000
Connecticut — 4.0%
Connecticut Housing Finance Authority, Refunding RB, Sub-Series C-3, VRDN, 0.03%, 07/07/21(a)		100	100,000
Florida — 4.0%
Sunshine State Governmental Financing Commission, RB, VRDN, 0.03%, 07/07/21(a)		100	100,000
Illinois — 4.0%
City of Aurora, Refunding RB, VRDN, 0.04%, 07/07/21(a)		100	100,000
Iowa — 4.0%
Iowa Finance Authority, RB, VRDN, (GNMA/FNMA/FHLMC), 0.03%, 07/07/21(a)		100	100,000
Kentucky — 4.0%
Louisville & Jefferson County Metropolitan, TECP, 0.10%, 11/08/21		100	100,000
Maryland — 4.0%
Maryland Health & Higher Educational Facilities Authority, Refunding RB, VRDN, 0.01%, 07/07/21(a)		100	100,000
Massachusetts — 4.2%
City of Quincy, GO, Refunding, BAN, 1.50%, 01/14/22		105	105,781
Minnesota — 4.0%
City of Minneapolis, RB, VRDN, 0.03%, 07/07/21(a)		100	100,000
Mississippi — 4.0%
Mississippi Business Finance Corp., RB, Series E, VRDN, 0.01%, 07/01/21(a)		100	100,000
Security		Par (000)	Value
Nevada — 4.0%
County of Clark Department of Aviation, Refunding RB, Series D-3, VRDN, 0.02%, 07/07/21(a)	USD	100	$ 100,000
New Jersey — 4.1%
County of Middlesex, GO, Refunding, BAN, 2.00%, 06/01/22		100	101,657
New York — 16.0%
City of New York, GO, Sub-Series I-3, VRDN, 0.02%, 07/07/21(a)		100	100,000
New York City Housing Development Corp., RB, VRDN, 0.03%, 07/07/21(a)		100	100,000
Port Authority of New York and New Jersey, TECP, 0.14%, 09/15/21		100	100,000
Triborough Bridge & Tunnel Authority, Refunding RB, Series C, VRDN, 0.02%, 07/01/21(a)		100	100,000
			400,000
Texas — 12.0%
City of Austin Water & Wastewater System Revenue, Refunding RB, VRDN, 0.04%, 07/07/21(a)		100	100,000
State of Texas
GO, Series A, VRDN, 0.05%, 07/07/21(a)		100	100,000
GO, VRDN, 0.05%, 07/07/21(a)		100	100,000
			300,000
Virginia — 8.0%
Fairfax County IDA, Refunding RB, VRDN, 0.03%, 07/07/21(a)		100	100,000
Loudoun County EDA, RB, Series F, VRDN, 0.03%, 07/07/21(a)		100	100,000
			200,000
Total Investments — 96.3% (Cost: $2,407,448)			2,407,438
Other Assets Less Liabilities — 3.7%			91,443
Net Assets — 100.0%			$ 2,498,881
(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited)  (continued)
June 30, 2021
BATS: Series V Portfolio
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Short-Term Securities
Municipal Bonds	$ —	$ 2,407,438	$ —	$ 2,407,438
Currency Abbreviation
USD	United States Dollar
Portfolio Abbreviation
BAN	Bond Anticipation Notes
EDA	Economic Development Authority
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
IDA	Industrial Development Authority
RB	Revenue Bonds
TECP	Tax-Exempt Commercial Paper
VRDN	Variable Rate Demand Note
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